Goodwill and Intangible Assets - Summary of Key Assumptions Used in Discounted Cash Flow (Detail)	12 Months Ended
Dec. 31, 2018
Food and Refreshment [Member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.20%
Average near-term nominal growth rates	0.00%
Average operating margins	16.00%
Food and Refreshment [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.60%
Average near-term nominal growth rates	0.70%
Average operating margins	15.00%
Beauty & Personal Care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	1.60%
Average near-term nominal growth rates	2.80%
Average operating margins	20.00%
Beauty & Personal Care [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.80%
Average near-term nominal growth rates	3.90%
Average operating margins	22.00%